COMMITMENTS AND CONTINGENCY (Tables)	12 Months Ended
Jun. 30, 2022
COMMITMENTS AND CONTINGENCY
Schedule of total future minimum purchase commitment

Twelve months ending June 30,	Minimum purchase commitment
2023	¥26,967,803	$4,026,414
2024	300,000	44,791
2025	300,000	44,791
2026	150,000	22,396
Thereafter	—	—
Total minimum payments required	¥27,717,803	$4,138,392

Schedule of Non - cancellable operating lease agreements

Twelve months ending June 30,	RMB	U.S. Dollars
2023	¥549,219	$82,001
Total	¥549,219	$82,001